Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

(27)    Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gripdan Invest, S.L., Araclon Biotech, Aigües Minerals de Vilajuiga, S.A. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc., Talecris Plasma Resources, Inc, Interstate Blood Bank, Inc. and Goetech, LLC.. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 22% of taxable income, which may be reduced by certain deductions.

Grifols assesses the effect of uncertain tax treatments and recognizes the effect of the uncertainty on taxable earnings. At 31 of December 2022 and 2021, the potential obligations deriving from tax claims are properly covered. There are no lawsuits or uncertain tax treatments that are individually material.

Law 38/2022 has incorporated a temporary measure with effect for tax periods beginning in 2023, limiting the amount of the individual tax losses of each of the entities comprising the tax group for corporate income tax purposes by 50%.  Under the terms in which this measure has been approved, it will have an impact on the use of tax loss carryforwards by the consolidated tax group Grifols S.A. The group is currently evaluating the impact of this measure and the alternatives that may mitigate this effect, although it is not possible to quantify this impact at this time.

The Pilar 2 Law proposes to establish a worldwide minimum taxation of 15% in Corporate Income Tax (IS) for those companies with a turnover of more than 750 M€. The group is currently evaluating the impact of this measure; however it is not expected to have a significant impact on its consolidated financial statements.

(a)	Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020

Profit before income tax from continuing operations	361,257	350,453	878,629

Tax at 25%	90,313	87,613	219,657
Permanent differences	(30,796)	2,503	(7,181)
Effect of different tax rates	9,953	(8,720)	(30,686)
Tax credits (deductions)	3,667	(14,998)	(14,980)
Prior year income tax expense	12,685	18,908	517
Other income tax expenses/(income)	4,289	(180)	2,312
Total income tax expense	90,111	85,126	169,639

Deferred tax	(15,138)	17,754	43,138
Current tax	105,249	67,372	126,501
Total income tax expense	90,111	85,126	169,639

The effect of the different tax rates is basically due to a change of country mix in profits

(b)	Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Tax effect
	31/12/2022	31/12/2021	31/12/2020

Assets
Provisions	20,511	8,387	3,942
Inventories	67,557	47,908	59,129
Tax credits (deductions)	33,921	26,425	57,896
Tax loss carryforwards	58,159	51,750	53,063
Other	6,197	19,993	11,004
Subtotal, assets	186,345	154,463	185,034
Goodwill	(3,063)	(2,106)	(30,040)
Fixed assets, amortisation and depreciation	(16)	3,151	(3,011)
Intangible assets	(1,349)	(3,001)	(2,062)
Other	(6,994)	—	—
Subtotal, net liabilities	(11,422)	(1,956)	(35,113)
Deferred assets, net	174,923	152,507	149,921

Liabilities
Goodwill	(337,948)	(272,596)	(215,907)
Intangible assets	(669,316)	(288,819)	(270,145)
Fixed assets	(92,811)	(86,899)	(78,325)
Debt cancellation costs	(50,666)	(61,543)	(66,720)
Subtotal, liabilities	(1,150,741)	(709,857)	(631,097)
Tax loss carryforwards	2,993	2,160	12,024
Tax credits (deductions)	14,578	—	—
Inventories	652	5,532	1,673
Provisions	70,206	37,671	36,663
Other	27,489	30,510	23,924
Subtotal, net assets	115,918	75,873	74,284
Net deferred Liabilities	(1,034,823)	(633,984)	(556,813)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2022	31/12/2021	31/12/2020
Balance at 1 January	(481,477)	(406,892)	(340,803)
Movements during the year	15,138	(17,754)	(43,138)
Business combination (note 3)	(361,051)	(16,400)	(47,988)
Translation differences	(32,510)	(40,431)	25,037
Balance at 31 December	(859,900)	(481,477)	(406,892)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2022, 2021 and 2020 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 112,274 thousand at 31 December 2022 (Euros 57,183 thousand at 31 December 2021).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years. Likewise, the Group estimates that practically the entire amount will be applied in five years.

Tax loss carryforwards pending to be offset derived from the US companies are available for 20 years from their date of origin whilst tax losses carryforwards pending to be offset from Spanish companies registered in the Basque Country are available for 15 years and there is no maturity date for other remaining Spanish companies. The Group estimates that of the total amount of tax credits for tax losses recognized in the balance sheet at 31 December 2022 for an amount of Euros 61,152 thousand, approximately Euros 48,453 thousand will be recovered in a period of less than 5 years.

The Group has not recognized as deferred tax assets the tax effect of the unused tax loss carryforwards of Group companies, which amount to Euros 121,486 thousand (Euros 123,407 thousand at 31 December 2021). The amount of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to Euros 78,947 thousand as of 31 December 2022 (Euros 52,119 thousand as of 31 December 2021).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)	Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

●	Certain companies of the Group domiciled in Spain were subject to an inspection by the Spanish State Tax Administration Agency in relation to Corporate Income Tax for the years 2014, 2015 and 2016 and Value Added Tax for the years 2015 and 2016.

As a result of said procedure, the State Tax Administration Agency issued assessments containing the results of the inspection, where it is indicated that the treatment of certain transactions and computations mainly related to Transfer Pricing should be adjusted, taking into consideration different interpretations related to the allocation of taxable bases between different jurisdictions. With respect to Corporate Income Tax, the deductibility of certain expenses for the computation of the tax payable has been questioned. These assessments were signed in conformity by the Group on 8 November 2021. It should be noted that no penalties were imposed on any of the Group companies for any of the taxes subject to verification.

The results of the inspection did not have a significant impact on the Group’s consolidated financial statements, and the differences determined by the State Tax Administration Agency were recorded as part of the current tax included under the heading “Current tax liabilities” in the Consolidated Balance Sheet as of 31 December  2021.

If the result of the procedure is considered to be replicable to years not reviewed and open to inspection, the Group estimated that it was not necessary to record provisions in the consolidated financial statements mainly because the number of transactions that gave rise to the aforementioned assessments has significantly decreased since the years in which they were inspected.

Likewise, having adjusted the allocation of taxable income in accordance with the aforementioned assessments for the purposes of their consideration for the determination of Transfer Pricing, the Group now has a legal right to recover certain amounts from the corresponding Administration, in accordance with the provisions of the European Convention on International Commercial Arbitration with respect to international double taxation. The minimum amount to be recovered, upon which its realization is virtually certain, was recorded as a non-current receivable included in the caption “other payable” as of 31 December 2021.

●	Grifols Shared Services North America, Inc. and subsidiaries: In 2020 notification of an inspection was received relating to the State Income Tax for the fiscal years 2017 and 2018.
●	Certain Group companies domiciled in Spain were notified in July 2022 of the inspection by the Spanish State Tax Administration Agency in relation to Corporation Tax for the years 2017 to 2019 and Value Added Tax, personal income tax, non-resident income and capital income for the years 2018 and 2019.

Group management does not expect any significant liability to derive from these inspections.

Based on its experience of the different tax inspections in the different jurisdictions in which Grifols operates, the Group considers it unlikely that there will be a scenario of discrepancy with the taxation authorities that will require significant adjustments to be made to the tax result or to the asset and/or liability balances relating to corporate income tax.